Meritz Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Meritz Investments
Schedule of assumption used for fair value of the put option liabilities using the scenario-weighted average method with binominal model

	As of December 31, 2023
Risk‑free interest rate	4.87%
Expected volatility	26.33%
Expected dividend yield	0.00%
Remaining term	1.5	years
Probability of exercise condition	50.00%
Fair value of underlying ordinary share of LGIL	US$0.81

Meritz put option
Meritz Investments
Schedule of assumption used for fair value of the put option liabilities using the scenario-weighted average method with binominal model

	As of June 30, 2024

Risk‑free interest rate	4.59%
Expected volatility	53.79%
Expected dividend yield	0.00%
Remaining term	2.64	year
Probability of exercise condition	50.00%